INVESTMENTS IN DEBT AND EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt and Equity Securities
Marketable securities held by the Company consist of corporate bonds and equity securities.

(in thousands of $)	2020	2019
Corporate Bonds
Balance at start of the year	12,753	13,245
Disposals during the year	—	(583)
Additions during the year	1,287	2,281
Unrealized gain/(loss) recorded in other comprehensive income	279	(9)
Accumulated other-than-temporary impairment*	(4,888)	(2,181)
Balance at end of the year	9,431	12,753

	2020	2019
Shares
Balance at start of the year	61,326	73,929
Disposals during the year	(23,661)	(82,783)
Unrealized gain /(loss)*	(22,428)	29,104
Realized gain/(loss)*	4,864	40,777
FX gain/(loss)	(727)	299
Balance at the end of year	19,374	61,326

Total Investment in Debt and Equity Securities	28,805	74,079

Equity Securities pledged to creditors	9,006	43,775

*Balances included in "Gain on investments in debt and equity securities" in the Consolidated Statements of Operations.

(in thousands of $)	2020	2019
Frontline*	9,007	43,775
NorAm Drilling	1,484	4,326
ADS Maritime Holding (formally ADS Crude Carriers)	8,883	13,225
Total shares	19,374	61,326
*As at December 31, 2020, the carrying value of the shares held in Frontline pledged to creditors is $9.0 million (2019: $43.8 million).
Schedule of Corporate Bonds	The corporate bonds are classified as available-for-sale securities and are recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income".

	Year ended December 31, 2020			Year ended December 31, 2019
(in thousands of $)	Amortised Cost	Unrealised gains/ (losses)*	Fair value	Amortised Cost	Unrealised gains/ (losses)*	Fair value

NorAm Drilling	4,132	511	4,643	4,132	558	4,690
Oro Negro 7.5%	—	—	—	5,705	—	5,705
Oro Negro 12%	—	—	—	2,281	77	2,358
NT Rig Holdco 12%	3,567	404	3,971	—	—	—
NT Rig Holdco 7.5%	817	—	817	—	—	—
Total corporate bonds	8,516	915	9,431	12,118	635	12,753